General Information (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Significant Subsidiaries
The following table lists the Partnership's significant subsidiaries and their purpose as of December 31, 2016.

Name	Jurisdiction of Formation	Purpose
VTTI MLP Holdings Ltd.	United Kingdom	Holding company of VTTI Operating
VTTI MLP BV ("VTTI Operating")	The Netherlands	Holding company
Eurotank Belgium B.V.	The Netherlands	Holding company of ATPC
ATPC Terminal N.V. (“ATPC”)	Belgium	Terminal in Antwerp
VTTI Nederland B.V.	The Netherlands	Holding company of the Netherlands terminals
Euro Tank Terminal B.V. (“ETT”)	The Netherlands	Terminal in Rotterdam
Eurotank Amsterdam B.V. (“ETA”)	The Netherlands	Terminal in Amsterdam
ETT Jetty Operations B.V.	The Netherlands	Jetty operations at ETT
ETT Pipeline Operations B.V.	The Netherlands	Pipeline operations at ETT
VTTI Americas B.V.	The Netherlands	Holding company of SC
Seaport Canaveral Corp. (“SC”)	USA	Terminal in Canaveral, Florida
Fosco Holding Ltd	Bermuda	Holding company of Fujairah terminal
VTTI Fujairah Terminals Ltd (“FTL”)	United Arab Emirates	Terminal in Fujairah
VTTI SE Asia B.V.	The Netherlands	Holding company of ATB
ATT Tanjung Bin Sdn. Bhd (“ATB”)	Malaysia	Terminal in Johore